TAXATION (Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions
Unrecognized tax benefits, beginning of year	14,930	16,740	13,469
Increases related to current tax positions	565	1,395	3,271
Decrease due to deconsolidation	(484)	(3,205)
Unrecognized tax benefits, end of year	15,011	14,930	16,740
Maximum term to clawback underpaid tax plus penalties and interest for PRC entities'' tax filings	5 years